Other expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Expenses
Schedule of other expenses

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Marketing expenses	66,619	28,235	15,161	11,790
Penalty	58,430	4,297	4,648	3,615
Reversal of credit loss	-	-	(1)	(1)
Allowance for credit loss	-	1	-	-
Referral fee	-	584,634	-	-
Intangible assets written off	142,500	-	1,990,000	1,547,623
Other expenses	191,277	191,804	329,170	255,996
Total	458,826	808,971	2,338,978	1,819,023